Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Capital
Common Equity Tier 1 Capital	$ 48,689	$ 48,543	$ 46,578
Net Tier 1 Capital	54,898	53,045	51,304
Total regulatory capital	64,174	62,523	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	430,542	446,173	421,185
Leverage exposures	$ 1,193,840	$ 1,199,022	$ 1,230,648
Capital ratios
Common Equity Tier 1 Capital ratio	11.30%	10.90%	11.10%
Tier 1 capital ratio	12.80%	11.90%	12.20%
Total capital ratio	14.90%	14.00%	14.20%
Leverage ratio	4.60%	4.40%	4.20%